Convertible Safe Note	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Safe Note
6. Convertible SAFE Note
On August 24, 2023, the Company entered into a convertible SAFE Note with Sarepta Therapeutics, Inc. (the “Investor”) in a principal amount of $4.0 million bearing simple interest at an annual rate of 10% to be repaid (the
“Cash-Out
Amount”) after one year in the absence of the occurrence of certain settlement events, including upon a qualified preferred stock equity financing, a public offering or a Special Purpose Acquisition Company (“SPAC”) transaction, a change of control, or dissolution. The convertible SAFE Note was accounted for as a liability in accordance with the provisions of ASC Topic 480,
Distinguishing Liabilities from Equity
, which was initially and subsequently measured at fair value with changes in fair value recognized in earnings (see Note 3).
Upon a qualified equity financing event, the convertible SAFE Note would have automatically converted into a number of shares of corresponding preferred stock based on a certain discount to the price of such preferred stock issued to the other investors applied to the then-current
Cash-Out
Amount. Upon the effective date of an IPO or a direct listing, or immediately prior to the closing of a SPAC transaction, the convertible SAFE Note would have automatically converted, and did automatically convert upon the effectiveness of the Company’s IPO registration statement on November 2, 2023, into a number of shares of common stock based on a certain discount to the public offering price of such common stock applied to the then-current
Cash-Out
Amount (see Note 8). Upon a change of control, the Investor would have been entitled to receive the greater of (i) an amount equal to a certain premium applied to the then-current
Cash-Out
Amount, or (ii) the amount that would have been payable on the number of shares of the senior-most series of the Company’s preferred stock after applying a certain discount to the original issue price of such senior-most preferred stock together with a certain premium applied to the then-current
Cash-Out
Amount (the greater of (i) and (ii), the “Conversion Amount”). Upon the one-year
maturity of the convertible SAFE Note, or upon dissolution of the Company, the Investor was to be paid an amount equal to the
Cash-Out
Amount. Upon the event of a change of control or dissolution, the Investor’s right to receive its
Cash-Out
Amount or its Conversion Amount would have been junior to payment of outstanding indebtedness and creditor claims, on par with payments for the Company’s most senior series of preferred stock or other SAFE note holders, if any, and senior to payments for the Company’s common stock and any other series or class of stock. The convertible SAFE Note did not maintain any voting rights.
In connection with the convertible SAFE Note, the Company incurred issuance costs of $0.1 million that were recorded as a discount to the liability balance and amortized to interest expense over the term of the convertible SAFE Note. As of November 2, 2023, the estimated fair value of the convertible SAFE Note, gross of unamortized discount, increased by $0.5 million to $4.5 million (see Note 3), and the corresponding carrying value was $4.4 million, net of unamortized discount, which automatically converted into 411,815 shares of the Company’s common stock upon the declaration of effectiveness of the Company’s IPO registration statement on November 2, 2023 (see Note 8).